Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Equity securities	[1]	¥ 540,082	¥ 492,902
Trading debt securities		2,654	7,431
Available-for-sale debt securities		2,003,917	1,631,185
Held-to-maturity debt securities		113,790	113,805
Total		¥ 2,660,443	¥ 2,245,323

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥249,830 million as of March 31, 2020 and 2021, respectively.The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥82,420 million as of March 31, 2020 and 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,940 million as of March 31, 2020 and 2021, respectively.